Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt [Abstract]
Debt

8. Long-Term Debt

Long-term debt consists of the following (in thousands):

	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Senior Secured Credit Facility:
Senior Secured Term Loans	$131,625	$—
Senior Secured Revolving Line of Credit	6,500	—
Secured Promissory Notes	—	9,984

	138,125	9,984
Less: current portion	(6,750)	(9,984)

Long-term debt	$131,375	$—

Senior Secured Credit Facility

On April 1, 2011, the Company entered into a senior secured credit facility (the "Senior Secured Credit Facility") administered by Bank of America, N.A. and providing $135.0 million of term loans and a revolving credit facility of $30.0 million. The term loans require quarterly principal payments of $1.7 million for June 30, 2011 to March 31, 2013, $3.4 million for June 30, 2013 to March 31, 2014, $4.2 million for June 30, 2014 to March 31, 2015, and $5.1 million for June 30, 2015 to December 31, 2015, with the remaining principal balance due on the maturity date of April 1, 2016. As of September 30, 2011, the Company had $23.1 million of availability under its revolving line of credit, which reflects the total revolving credit facility of $30.0 million less borrowings of $6.5 million and an undrawn letter of credit of $0.4 million.

Borrowings under the Senior Secured Credit Facility are guaranteed by each of the Company's domestic subsidiaries and are secured by a lien on substantially all of the assets of the Company and its domestic subsidiaries. Borrowings under the Senior Secured Credit Facility bear interest at a rate tied to the Company's Consolidated Leverage Ratio (defined as Consolidated Funded Indebtedness to Consolidated EBITDA, in each case as defined in the credit agreement governing the Senior Secured Credit Facility). The Applicable Rate as defined in the credit agreement governing the Senior Secured Credit Facility for borrowings under the Senior Secured Credit Facility was 4.0% and 3.0% for Eurodollar Rate Loans and Base Rate Loans, respectively, as of September 30, 2011. Eurodollar Rate Loans bear interest at the Applicable Rate plus the Eurodollar Rate (based upon the British Bankers Association LIBOR Rate prior to commencement of the interest rate period). Base Rate Loans bear interest at the Applicable Rate plus the highest of (i) the federal funds rate plus 0.5%, (ii) the prime rate and (iii) the Eurodollar rate plus 1.0%. As of September 30, 2011, borrowings under the Senior Secured Credit Facility bore interest at 4.2%. In addition, the Company is required to pay a commitment fee on undrawn amounts under the revolving line of credit. As of September 30, 2011, undrawn amounts bore interest at a rate of 0.5%.

Acadia amended its Senior Secured Credit Facility on July 12, 2011 to permit the Company to incur indebtedness so long as certain conditions regarding such indebtedness are satisfied. The amendment became effective on November 1, 2011 upon the consummation of the PHC merger and the issuance of $150.0 million of 12.875% Senior Notes due 2018 ("Senior Notes"), as described in Note 2. The Senior Notes were issued at a discount of $2.5 million.

The Company is subject to customary affirmative and negative covenants under the Senior Secured Credit Facility and the indenture governing the Senior Notes, including restrictions on liens, investments, indebtedness and dividends, and Acadia is subject to specified financial covenants, including a maximum Consolidated Leverage Ratio covenant and a minimum Consolidated Fixed Charge Coverage Ratio (as defined in the credit agreement). As of September 30, 2011, the Company was in compliance with such covenants.

The Company capitalized approximately $5.9 million of debt issuance costs during the nine months ended September 30, 2011 associated with the Senior Secured Credit Facility.

Secured Promissory Notes

The Secured Promissory Notes were repaid on April 1, 2011.

9. Debt

At December 31, 2010 and 2009, notes payable consist of the following:

	2010	2009
Secured Promissory note (secured by the physical assets of Acadia) with interest payments due monthly for the first 12 months and interest and principal payments thereafter with the total outstanding amount due on December 31, 2010 (see below), bearing interest at a variable rate	$6,515,443	$6,790,498
Secured Promissory note (secured by the assets of Acadia) with interest payments due on a monthly basis and principal and all remaining interest due December 31, 2010 (see below), bearing interest at a variable rate	3,468,156	3,468,156
Unsecured Promissory notes from the Majority Holder with all principal and interest payments due on April 6, 2009, bearing interest at a fixed rate of 12%	—	—

	9,983,599	10,258,654
Less current portion	9,983,599	10,258,654

	$—	$—

The estimated fair value of debt approximates the carrying amount of $9,983,599 and $10,258,654 at December 31, 2010 and 2009 respectively, due to the short term nature of the debt. The Secured Promissory notes that matured on December 31, 2010 were extended for an additional term on January 27, 2011 and were repaid on April 1, 2011.